Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Intangible assets

14. Intangible assets

		Other Intangible assets
	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At January 1, 2022	130,364	11,167	4,520	3,075	149,126
Additions	—	1,961	1,628	800	4,389
Reclassification	—	2,223	—	(2,223)	—
Exchange differences	(17,460)	(1,530)	(653)	(438)	(20,081)
At December 31, 2022	112,904	13,821	5,495	1,214	133,434
Additions	—	252	1,800	446	2,498
Reclassification	—	555	—	(555)	—
Exchange differences	5,309	698	322	54	6,383
At December 31, 2023	118,213	15,326	7,617	1,159	142,315
Accumulated amortization
At January 1, 2022	—	(1,806)	(1,395)	—	(3,201)
Amortization charge	—	(2,101)	(976)	—	(3,077)
Exchange differences	—	315	217	—	532
At December 31, 2022	—	(3,592)	(2,154)	—	(5,746)
Amortization charge	—	(4,040)	(1,305)	—	(5,345)
Impairment	—	(336)	—	—	(336)
Exchange differences	—	(389)	(173)	—	(562)
At December 31, 2023	—	(8,357)	(3,632)	—	(11,989)
Cost, net accumulated amortization
At December 31, 2022	112,904	10,229	3,341	1,214	127,688
At December 31, 2023	118,213	6,969	3,985	1,159	130,326

Goodwill is in its entirely related to the acquisition of Cereal Base CEBA AB in 2016.

14.1. Test of goodwill impairment

The CEO assesses the operating performance based on the Group’s three operating segments: EMEA, Americas and Asia. Goodwill is monitored by the CEO at the level of the three operating segments. The goodwill existing as at December 31, 2023 and 2022 is entirely attributable to EMEA.

The Group tests whether goodwill has suffered any impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group performed its annual impairment test as of December 31, 2023 and 2022. For the 2023 and 2022 reporting period, the recoverable amount of the cash-generating unit (“CGU”) was determined based on a value in use calculation, which requires the use of assumptions. The calculations use cash flow projections based on financial budgets approved by Management covering a five-year period.

Cash flows beyond the five-year period are extrapolated using an estimated growth rate of 2.0% (2022: 2.0%). The growth rate is consistent with forecasts included in industry reports specific to the industry in which the CGU operates. The pre-tax discount rate used is 10.2% (2022: 10.6%).

The following are key assumptions used in value in use calculations:

•
Long-term EBITDA margin
•
Long-term growth rate
•
Pre-tax discount rate

Management has determined the values assigned to each of the above key assumptions as follows:

•
Long-term EBITDA margin: Based on past performance and management’s expectations for the future when continuing to scale the business.
•
Long-term growth rate: This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
•
Pre-tax discount rate: Reflect specific risks relating to the relevant segment and the countries in which they operate.

The recoverable amount exceeds the carrying amount of goodwill.

As of January 1, 2024 the Company changed its operating segments. The new operating segments are Europe & International, North America and Greater China. The goodwill is entirely attributable to Europe & International. Refer to Note 35 Events after the end of the reporting period for further information on the change of operating segments. The recoverable amount exceeds the carrying amount of goodwill also after the change in operating segments.

Sensitivity analysis

The sensitivity analysis is based on the new operating segments as described above and further in Note 35 Events after the end of the reporting period. The recoverable amount would equal the carrying amount if the pre-tax discount rate increased by 2.9 percentage points or if the long-term EBITDA margin decreased by 2.6 percentage points.